Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable Noncontrolling Interest
Beginning balance	$ 1,503	$ 908	$ 848	$ 734	$ 411	$ 28	$ 848	$ 28	$ 28
Allocation of net (income) loss	67	85	60	62	323	383	212	768	820	$ 273	$ (971)
Ending balance	$ 1,570	$ 1,503	908	$ 796	$ 734	411	1,570	796	$ 848	28
BuzzFeed Japan
Redeemable Noncontrolling Interest [Line Items]
Ownership (In percentage)									49.00%
Redeemable Noncontrolling Interest
Beginning balance			$ 848			$ 28	$ 848	$ 28	$ 28	(245)	726
Allocation of net (income) loss									820	273	(971)
Ending balance									$ 848	$ 28	$ (245)